Financial Instruments Not Carried at Fair Value (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Investments:
Mortgage loans, net of allowance	$ 7,270	$ 6,341
Policy loans	992	987
Liabilities
Short-term debt	660	278
Long-term debt	709	707
Level 2 [Member]
Liabilities
Long-term debt	1,060	997
Level 3 [Member]
Liabilities
Investment contracts	21,742	20,436
Short-term debt	660	278
Long-term debt	9	7
Mortgage loans held-for-investment [Member] | Level 3 [Member]
Investments:
Investments	7,616	6,481
Policy loans [Member] | Level 3 [Member]
Investments:
Investments	992	987
Other [Member] | Level 3 [Member]
Investments:
Investments	60	43
Fair Value [Member]
Liabilities
Investment contracts	21,742	20,436
Short-term debt	660	278
Long-term debt	1,069	1,004
Fair Value [Member] | Mortgage loans held-for-investment [Member]
Investments:
Investments	7,616	6,481
Fair Value [Member] | Policy loans [Member]
Investments:
Investments	992	987
Fair Value [Member] | Other [Member]
Investments:
Investments	60	43
Carrying Value [Member]
Liabilities
Investment contracts	23,470	21,874
Short-term debt	660	278
Long-term debt	709	707
Carrying Value [Member] | Mortgage loans held-for-investment [Member]
Investments:
Mortgage loans, net of allowance	7,270	6,341
Carrying Value [Member] | Policy loans [Member]
Investments:
Policy loans	992	987
Carrying Value [Member] | Other [Member]
Investments:
Other investments	$ 60	$ 43